Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GBAP [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	$ 941	$ (1,800)	$ (827)
Negative Impact of Higher Interest Rate Risk [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	$ (1,000)	$ 645	$ (129)